                             THE VANTAGEPOINT FUNDS

        Supplement dated May 14, 2007 to the Prospectus dated May 1, 2007

This supplement changes the disclosure in the Prospectus and provides new information that
                  should be read together with the Prospectus.

The following information should be read in conjunction with the discussion in the prospectus regarding Fisher Francis Trees and Watts ("FFTW") found in the subsection "Vantagepoint Inflation Protected Securities Fund-Investment Subadvisers" found on page 7 of the Prospectus:

Effective May 15, 2007, Paul Zhao is no longer responsible for making investment decisions for the portion of the Vantagepoint Inflation Protected Securities Fund's assets managed by FFTW. Effective May 15, 2007, Cedric Scholtes and Jenny Yiu of FFTW will serve in this capacity. Mr. Scholtes serves as lead portfolio manager with Ms. Yiu sharing portfolio management responsibilities for the assets managed by FFTW. Mr. Scholtes joined FFTW in 2006 and Ms. Yiu joined FFTW in 2005. Prior to joining FFTW, Mr Scholtes served on the Treasury trading desk at Goldman Sachs & Co. for one year and was with the Bank of England for the five years prior to his service at Goldman Sachs & Co. Ms. Yiu served as a trader at Hongkong and Shanghai Banking Corporation Limited-Hong Kong from 2002 until 2005 when she joined FFTW.

                         [End of Prospectus Supplement]

                            (VANTAGEPOINT FUNDS LOGO)
                                                            SUPP-011-200705-322A

                             THE VANTAGEPOINT FUNDS

    Supplement dated May 14, 2007 to the Statement of Additional Information
                               dated May 1, 2007

     This supplement changes the disclosure in the Statement of Additional Information and provides new information that should be read together Statement of Additional Information.


The following should be read in conjunction with "Additional Information Regarding Portfolio Managers" found on page 54 of the Statement of Additional
Information:

FFTW
Other accounts managed by portfolio manager(s) as of March 31, 2007:


                                          REGISTERED INVESTMENT   OTHER POOLED INVESTMENT
                                               COMPANIES                VEHICLES             OTHER ACCOUNTS
FUND/PORTFOLIO                                   TOTAL                   TOTAL                   TOTAL
MANAGER(S)                                NUMBER       ASSETS      NUMBER       ASSETS       NUMBER   ASSETS
                                              (IN MILLIONS)           (IN MILLIONS)           (IN MILLIONS)
INFLATION PROTECTED SECURITIES FUND
Cedric Scholtes                              2          $155.1       0            $0            6*      $  894.7*
Jenny Yiu                                    6           832.0       0             0            5*       1,663.3*



* One of these accounts which assets of $405 million has a advisory fee based on the performance of the account.


            [End of Statement of Additional Information Supplement]